Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2020	Jun. 30, 2020	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units sold in offering		$ 5,000,000
Number of units sold in offering	4,206,224	154,183
Units issued			5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536
Units oustanding			5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536
Assumed expenses			$ 50,000	$ 50,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units issued			44,120	46,607
Units oustanding			44,120	46,607
Unrestricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units issued			5,896,416	5,893,929
Units oustanding			5,896,416	5,893,929